Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Aug. 02, 2013 Bank Of America, N.A. [Member]	Aug. 03, 2011 Bank Of America, N.A. [Member]	Dec. 31, 2013 Minimum [Member]
Line of Credit Facility [Line Items]
Amount of revolving credit facility	$ 75	$ 50
Debt instrument, basis spread on variable rate	2.50%
Debt to EBITDA ratio			250.00%